RESTRUCTURING	12 Months Ended
Oct. 29, 2017
Restructuring and Related Activities [Abstract]
RESTRUCTURING
RESTRUCTURING
As part of the plans developed in the fourth quarter of fiscal 2015 to improve engineering, selling, general and administrative (“ESG&A”) and manufacturing cost efficiency and optimize our combined manufacturing footprint, we incurred restructuring charges, primarily consisting of severance related costs of $4.7 million, including $3.2 million, $1.2 million and $0.3 million in the Engineered Building Systems segment, Metal Components segment and Corporate, respectively, for the fiscal year ended October 29, 2017.
For the fiscal year ended October 30, 2016, we incurred restructuring charges, primarily consisting of severance related costs of $3.6 million, including $1.0 million and $1.7 million in the Engineered Building Systems segment and Metal Components segment, respectively, and the remaining amount of $0.9 million at Corporate. These charges include severance related costs associated with the consolidation and closing of two manufacturing facilities in our Metal Components segment during fiscal 2016. We also incurred approximately $0.6 million of other costs associated with the restructuring actions during fiscal 2016.
For the fiscal year ended November 1, 2015, we incurred severance and facility closure costs of $1.6 million in connection with the closing of a facility and other severance related costs of $1.2 million in our Engineered Building Systems segment. We recorded asset impairment charges of $5.8 million for asset groups for which the fair values were below their carrying amounts in our Metal Components segment. These charges are presented in restructuring and impairment charges in our consolidated statements of operations. We measured the fair value of the asset groups using Level 3 inputs, including values of like-kind assets or other market indications of a potential selling value which approximates fair value. We also incurred severance related costs of $2.0 million and $0.3 million within the Metal Components segment and Metal Coil Coating segment, respectively, primarily in an effort to streamline our management and manufacturing structure to better serve our customers. The remaining amount of costs in fiscal 2015 were incurred at corporate.
The following table summarizes our restructuring plan costs and charges related to the restructuring plans during the fiscal year ended October 29, 2017 and since inception, which are recorded in restructuring and impairment charges in the Company’s consolidated statements of operations (in thousands):

	Fiscal Year Ended	Costs Incurred To Date (since inception)
	October 29, 2017
General severance	$2,350	$9,694
Plant closing severance	1,539	3,279
Asset impairments	125	5,969
Other restructuring costs	683	1,313
Total restructuring costs	$4,697	$20,255

The following table summarizes our severance liability and cash payments made pursuant to the restructuring plans from inception through October 29, 2017 (in thousands):

	General Severance	Plant Closing Severance	Total
Balance, November 2, 2014	$—	$—	$—
Costs incurred	3,887	1,575	5,462
Cash payments	(2,941)	(1,575)	(4,516)
Accrued severance(1)	739	—	739
Balance, November 1, 2015	$1,685	$—	$1,685
Costs incurred(1)	2,725	165	2,890
Cash payments	(3,928)	(165)	(4,093)
Balance, October 30, 2016	$482	$—	$482
Costs incurred	2,350	1,539	3,889
Cash payments	(2,549)	(1,539)	(4,088)
Balance, October 29, 2017	$283	$—	$283

(1)
During the second and fourth quarters of fiscal 2015, we entered into transition and separation agreements with certain executive officers. Each terminated executive officer was entitled to severance benefit payments issuable in two installments. The termination benefits were measured initially at the separation dates based on the fair value of the liability as of the termination date and were recognized ratably over the future service period. Costs incurred during fiscal 2016 exclude $0.7 million of amortization expense associated with these termination benefits.

We expect to fully execute our plans in phases over the next 18 months and estimate that we will incur future additional restructuring charges associated with these plans. We are unable at this time to make a good faith determination of cost estimates, or ranges of cost estimates, associated with future phases of the plans or the total costs we may incur in connection with these plans.